UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 99.66%

Consumer Discretionary - 18.41%
*	Burlington Stores, Inc.	3,880	$215,612
*	Discovery Communications, Inc. - Class A	4,537	146,545
*	Discovery Communications, Inc. - Class C	2,369	72,278
*	Dollar Tree, Inc.	4,852	386,607
*	Fiat Chrysler Automobiles NV	18,613	286,826
	Hanesbrands, Inc.	2,025	258,269
	L Brands, Inc.	2,011	184,731
μ	Luxottica Group Sponsored ADR	2,728	167,061
μ	Melco Crown Entertainment Ltd.	9,537	229,079
	NIKE, Inc.	1,479	143,640
	Ross Stores, Inc.	1,859	196,701
	Royal Caribbean Cruises Ltd.	5,914	451,948
*	Skechers U.S.A., Inc.	3,340	227,588
	Starbucks Corp.	2,446	228,664
	Target Corp.	3,297	253,308
	The Walt Disney Co.	2,445	254,476
	Whirlpool Corp.	2,156	456,964
			4,160,297
Consumer Staples - 1.84%
	CVS Health Corp.	1,950	202,547
	Walgreens Boots Alliance, Inc.	2,556	212,352
			414,899
Energy - 3.00%
	Chesapeake Energy Corp.	7,149	119,245
*	Continental Resources, Inc.	2,840	126,352
	EOG Resources, Inc.	2,065	185,272
	Kinder Morgan, Inc.	6,040	247,700
			678,569
Financials - 8.10%
	ACE Ltd.	2,016	229,844
	American Tower Corp.	1,646	163,184
	Invesco Ltd.	3,474	139,898
	Jones Lang LaSalle, Inc.	1,617	260,741
*	LendingTree, Inc.	5,486	290,977
	Ping An Insurance Group Co. of China Ltd.	6,718	149,072
	RLJ Lodging Trust	5,497	174,860
	Visa, Inc.	1,554	421,616
			1,830,192
Health Care - 23.14%
*	Actavis PLC	830	241,829
	AmerisourceBergen Corp.	1,883	193,497
*	Biogen, Inc.	1,345	550,899
*	Catamaran Corp.	2,621	130,919
			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
*	Celgene Corp.	4,801	$583,466
*	Gilead Sciences, Inc.	1,489	154,156
*	Health Net, Inc.	4,792	274,821
*	ICON PLC	3,196	220,556
*	Mallinckrodt PLC	2,277	265,771
	McKesson Corp.	1,780	407,086
*	Medivation, Inc.	4,209	494,684
μ	Novo Nordisk	6,464	308,656
*	Pharmacyclics, Inc.	2,534	547,167
*	Sirona Dental Systems, Inc.	2,018	183,275
	STERIS Corp.	4,094	264,145
	UnitedHealth Group, Inc.	1,862	211,579
	Zimmer Holdings, Inc.	1,624	195,513
			5,228,019
Industrials - 10.64%
	Air Lease Corp.	5,907	225,884
	The Boeing Co.	1,397	210,737
	FedEx Corp.	1,033	182,820
*	JetBlue Airways Corp.	37,695	647,977
	Robert Half International, Inc.	3,566	220,949
*μ	Ryanair Holdings PLC	3,620	229,327
	Southwest Airlines Co.	5,188	224,329
*	TriNet Group, Inc.	7,750	281,635
	Union Pacific Corp.	1,503	180,751
			2,404,409
Information Technology - 32.95%
*	Adobe Systems, Inc.	2,777	219,661
*	Akamai Technologies, Inc.	2,615	181,769
	Apple, Inc.	6,197	796,067
	ASML Holding NV	3,114	335,316
	Avago Technologies Ltd.	2,326	296,844
*	Ellie Mae, Inc.	7,634	403,457
*	Euronet Worldwide, Inc.	2,097	118,481
*	Facebook, Inc.	2,053	162,125
*	Fiserv, Inc.	2,645	206,495
*	Integrated Device Technology, Inc.	29,660	612,182
*	LinkedIn Corp.	870	232,464
*	M/A-COM Technology Solutions Holdings, Inc.	6,506	219,382
*	NXP Semiconductors NV	11,412	968,822
	Palo Alto Networks, Inc.	4,427	629,608
*	Qihoo 360 Technology Co. Ltd.	2,275	104,036

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
	Skyworks Solutions, Inc.	8,890	$780,098
*	Super Micro Computer, Inc.	6,750	271,215
*	Tableau Software, Inc.	4,378	411,576
μ	Tencent Holdings Ltd.	28,483	495,889
			7,445,487
Materials - 0.56%
	The Dow Chemical Co.	2,571	126,596
			126,596
Telecommunications - 1.02%
*	SBA Communications Corp.	1,842	229,716
			229,716

	Total Common Stocks (Cost $19,438,061)		22,518,184

SHORT-TERM INVESTMENT - 0.74%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	166,068	166,068

	Total Short-Term Investment (Cost $166,068)		166,068

Total Value of Investments (Cost $19,604,129)(a) - 100.40%			$22,684,252

Liabilities in Excess of Other Assets - (0.40)%			(90,224)

Net Assets - 100.00%			$22,594,028

§	Represents 7 day effective yield
μ	American Depository Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands Security
PLC - Public Limited Company

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	18.41%	$4,160,297
	Consumer Staples	1.84%	414,899
	Energy	3.00%	678,569
	Financials	8.10%	1,830,192
	Health Care	23.14%	5,228,019
	Industrials	10.64%	2,404,409
	Information Technology	32.95%	7,445,487
	Materials	0.56%	126,596
	Telecommunications	1.02%	229,716
	Short-Term Investment	0.74%	166,068
	Liabilities in Excess of Other Assets	-0.40%	(90,224)
	Total	100.00%	$22,594,028

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$3,267,004
Aggregate gross unrealized depreciation				(186,880)

Net unrealized appreciation				$3,080,124

				(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$22,518,184	$22,518,184	$-	$-
Short-Term Investment	166,068	166,068	-	-
Total	$22,684,252	$22,684,252	$-	$-

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

OPEN-END FUNDS - 97.15%
Angel Oak Multi-Strategy Income Fund - Institutional		38,597	$468,564
BBH Limited Duration Fund - Class N		152,806	1,567,789
Deutsche Short Duration Fund - Institutional Class		175,151	1,571,106
Diamond Hill Strategic Income Fund - Class I		21,851	242,546
DoubleLine Flexible Income Fund - Class I		46,661	467,073
Dreyfus Floating Rate Income Fund - Class I		19,555	243,659
Dreyfus Global Dynamic Bond Fund - Class I		30,172	377,452
Eaton Vance Global Macro Absolute Return Advantage Fund - Class I		45,474	467,020
Forward Long/Short Credit Analysis Fund - Institutional Class		62,110	465,206
Invesco Floating Rate Fund - Class Y		31,373	243,769
Invesco Premium Income Fund - Class Y		44,827	469,785
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		23,717	242,151
Oppenheimer Ultra-Short Duration Fund - Class Y		156,607	1,569,197
Putnam Income Fund - Class Y		215,354	1,578,543
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund - Class I		155,079	1,569,396
Touchstone Ultra Short Duration Fixed Income Fund - Institutional Class		167,664	1,569,335
Voya Floating Rate Fund - Class I		27,140	273,843

Total Open-End Funds (Cost $13,431,223)			13,386,434

SHORT-TERM INVESTMENT - 2.77%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	382,165	382,165

Total Short-Term Investment (Cost $382,165)			382,165

Total Value of Investments (Cost $13,813,388) (a) - 99.92%			$13,768,599

Other Assets Less Liabilities - 0.08%			11,399

Net Assets - 100.00%			$13,779,998

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Open-End Funds	97.15%	$13,386,434
Short-Term Investment	2.77%	382,165
Other Assets Less Liabilities	0.08%	11,399
Total	100.00%	$13,779,998

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$25,290
Aggregate gross unrealized depreciation			(70,079)

Net unrealized depreciation			$(44,789)
			(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Dynamic Total Return Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dynamic Total Return Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$13,386,434	$13,386,434	$-	$-
Short-Term Investment	382,165	382,165	-	-
Total	$13,768,599	$13,768,599	$-	$-

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 31.09%

Consumer Discretionary - 3.92%
Comcast Corp.		2,300	$136,574
McDonald's Corp.		1,151	113,834
			250,408
Energy - 5.18%
Chevron Corp.		761	81,183
ConocoPhillips		1,165	75,958
Phillips 66		1,250	98,075
The Williams Cos., Inc.		1,543	75,669
			330,885
Financials - 9.76%
AvalonBay Communities, Inc.		534	89,893
BlackRock, Inc.		342	127,026
CME Group, Inc.		1,774	170,180
JPMorgan Chase & Co.		1,885	115,513
Silvercrest Asset Management Group, Inc.		8,600	120,142
			622,754
Health Care - 4.74%
Cardinal Health, Inc.		1,722	151,519
Pfizer, Inc.		4,400	151,008
			302,527
Industrials - 2.13%
3M Co.		805	135,763
			135,763
Information Technology - 5.36%
KLA-Tencor Corp.		1,750	113,671
Microsoft Corp.		2,368	103,837
QUALCOMM, Inc.		1,720	124,717
			342,225

Total Common Stocks (Cost $1,711,711)			1,984,562

OPEN-END FUND - 67.65%
ε	Forward International Dividend Fund- Institutional Class	566,672	4,318,040

Total Open-End Fund (Cost $4,522,112)			4,318,040

SHORT-TERM INVESTMENT - 0.81%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	51,398	51,398

Total Short-Term Investment (Cost $51,398)			51,398

			(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
			Shares	Value (Note 1)

Total Value of Investments (Cost $6,285,221)(a) - 99.55%				$6,354,000

Other Assets Less Liabilities - 0.45%				28,424

Net Assets - 100.00%				$6,382,424

§	Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	3.92%	$250,408
	Energy	5.18%	330,885
	Financials	9.76%	622,754
	Health Care	4.74%	302,527
	Industrials	2.13%	135,763
	Information Technology	5.36%	342,225
	Open-End Fund	67.65%	4,318,040
	Short-Term Investment	0.81%	51,398
	Other Assets Less Liabilities	0.45%	28,424
	Total	100.00%	$6,382,424

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$295,585
Aggregate gross unrealized depreciation				(226,806)

Net unrealized appreciation				$68,779

				(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,984,562	$1,984,562	$-	$-
Open-End Fund	4,318,040	4,318,040	-	-
Short-Term Investment	51,398	51,398	-	-
Total	$6,354,000	$6,354,000	$-	$-

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.06%
Consumer Discretionary Select Sector SPDR Fund		66,840	$5,077,835
Consumer Staples Select Sector SPDR Fund		101,133	5,057,661
Fidelity Ltd. Term Bond ETF		69,979	3,508,712
Financial Select Sector SPDR Fund		206,285	5,023,040
Health Care Select Sector SPDR Fund		69,380	5,012,011
Industrial Select Sector SPDR Fund		86,990	5,001,055
iShares Agency Bond ETF		30,907	3,538,542
iShares Cohen & Steers REIT ETF		34,408	3,433,574
iShares Core US Credit Bond ETF		31,274	3,543,032
iShares Global Healthcare ETF		33,019	3,521,807
iShares MSCI Belgium Capped ETF		202,377	3,511,241
iShares Nasdaq Biotechnology ETF		10,423	3,517,450
iShares Russell Mid-Cap Value ETF		46,221	3,498,005
iShares U.S. Consumer Services ETF		24,461	3,533,636
iShares U.S. Healthcare ETF		22,988	3,517,394
Materials Select Sector SPDR Fund		96,978	4,993,397
Technology Select Sector SPDR Fund		116,686	5,028,000

Total Exchange Traded Products (Cost $67,869,861)			70,316,392

SHORT-TERM INVESTMENT - 1.09%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	781,176	781,176

Total Short-Term Investment (Cost $781,176)			781,176

Total Value of Investments (Cost $68,651,037)(a) - 99.15%			$71,097,568

Other Assets Less Liabilities - 0.85%			606,126

Net Assets - 100.00%			$71,703,694

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	98.06%	$70,316,392
Short-Term Investment	1.09%	781,176
Other Assets Less Liabilities	0.85%	606,126
Total	100.00%	$71,703,694

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,573,307
Aggregate gross unrealized depreciation			(126,776)

Net unrealized appreciation			$2,446,531
			(Continued)

Rx Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2014

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$70,316,392	$70,316,392	$-	$-
Short-Term Investment	781,176	781,176	-	-
Total	$71,097,568	$71,097,568	$-	$-

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
	Shares	Value (Note 1)

COMMON STOCKS - 9.79%

Energy - 9.63%
Atlas Energy LP	1,919	$61,408
* Cheniere Energy, Inc.	1,151	92,805
DCP Midstream Partners LP	1,440	57,312
Energy Transfer Equity LP	2,791	178,261
Energy Transfer Partners LP	947	56,328
EnLink Midstream Partners LP	2,282	61,295
Enterprise Products Partners LP	1,937	64,580
EQT Midstream Partners LP	1,613	134,234
Genesis Energy LP	1,403	64,538
Kinder Morgan, Inc.	1,519	62,294
Magellan Midstream Partners LP	1,258	103,408
MarkWest Energy Partners LP	1,551	100,737
MPLX LP	1,344	110,477
NGL Energy Partners LP	3,271	99,831
ONEOK, Inc.	890	39,391
Phillips 66	1,103	86,541
Phillips 66 Partners LP	1,460	103,937
Plains GP Holdings LP	2,287	65,500
SemGroup Corp.	1,592	123,077
Sunoco Logistics Partners LP	2,455	108,560
Targa Resources Corp	1,198	119,297
Teekay Corp.	643	28,446
Tesoro Logistics LP	1,328	76,254
The Williams Cos., Inc.	1,662	81,504
Valero Energy Partners LP	1,882	100,292
Western Gas Equity Partners LP	1,478	92,434
Williams Partners LP	1,985	101,513
		2,374,254
Utilities - 0.16%
Dominion Resources, Inc.	565	40,731
		40,731

Total Common Stocks (Cost $2,175,181)		2,414,985

OPEN-END FUNDS - 88.01%
Ivy High Income Fund - Class I	590,589	4,801,486
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	270,334	2,760,106
Lord Abbett High Yield Fund - Class I	641,712	4,902,681
Nuveen High Income Bond Fund - Class I	562,009	4,743,359
Third Avenue Focused Credit Fund - Class I	472,231	4,500,360

Total Open-End Funds (Cost $23,407,402)		21,707,992
		(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

MASTER LIMITED PARTNERSHIP - 0.38%
Boardwalk Pipeline Partners LP		5,780	$94,792

Total Master Limited Partnership (Cost $105,736)			94,792

SHORT-TERM INVESTMENT - 1.46%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	358,314	358,314

Total Short-Term Investment (Cost $358,314)			358,314

Total Value of Investments (Cost $26,046,633)(a) - 99.64%			$24,576,083

Other Assets Less Liabilities - 0.36%			88,103

Net Assets - 100.00%			$24,664,186

§ Represents 7 day effective yield	* Non-income producing investment

Summary of Investments
	% of Net
Sector	Assets	Value
Energy	9.63%	$2,374,254
Utilities	0.16%	40,731
Open-End Funds	88.01%	21,707,992
Master Limited Partnership	0.38%	94,792
Short-Term Investment	1.46%	358,314
Other Assets Less Liabilities	0.36%	88,103
Total	100.00%	$24,664,186

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$329,328
Aggregate gross unrealized depreciation			(1,799,878)

Net unrealized depreciation			$(1,470,550)

			(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$2,414,985	$2,414,985	$-	$-
Open-End Funds	21,707,992	21,707,992	-	-
Master Limited Partnership	94,792	94,792	-	-
Short-Term Investment	358,314	358,314	-	-
Total	$24,576,083	$24,576,083	$-	$-

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 6.91%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index Bond Fund	4,719	$729,841
VelocityShares Daily Inverse VIX Short Equity Fund		4,200	137,550

Total Exchange-Traded Product (Cost $800,307)			867,391

OPEN-END FUNDS - 80.72%
361 Managed Futures Fund - Class I		253,833	2,929,228
Angel Oak Multi-Strategy Income Fund		236,463	2,870,663
Columbia Absolute Return Currency and Income Fund - Class Z		33,109	375,787
Merk Absolute Return Currency Fund - Institutional Class		140,947	1,264,295
Merk Hard Currency Fund - Institutional Class		86,370	852,474
PIMCO Credit Absolute Return Fund - Institutional Class		72,999	732,912
The Merger Fund		69,407	1,100,798

Total Open-End Funds (Cost $10,246,244)			10,126,157

HEDGE FUND - 7.61%
Velocity Capital Long/Short Volatility Fund, LLC		15,164	954,488

Hedge Fund (Cost $1,200,000)			954,488

SHORT-TERM INVESTMENT - 4.09%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	512,529	512,529

Total Short-Term Investment (Cost $512,529)			512,529

Total Value of Investments (Cost $12,759,080)(a) - 99.33%			$12,460,565

Other Assets Less Liabilities - 0.67%			84,074

Net Assets - 100.00%			$12,544,639

§ Represents 7 day effective yield *	Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Product	6.91%	$867,391
Open-End Funds	80.72%	10,126,157
Hedge Fund	7.61%	954,488
Short-Term Investment	4.09%	512,529
Other Assets Less Liabilities	0.67%	84,074
Total	100.00%	$12,544,639

			(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$155,335
Aggregate gross unrealized depreciation	(453,850)

Net unrealized depreciatio	$(298,515)

(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Non Traditional Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$867,391	$867,391	$-	$-
Open-End Funds	10,126,157	10,126,157	-	-
Hedge Fund	954,488	-	954,488	-
Short-Term Investment	512,529	512,529	-	-
Total	$12,460,565	$11,506,077	$954,488	$-

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCK - 18.85%

Financials - 18.85%
* Berkshire Hathaway, Inc. - Class B		14,930	$2,200,831

Total Common Stock (Cost $11,960,208)			2,200,831

OPEN-END FUNDS - 80.61%
BlackRock Global Allocation Fund, Inc.		116,186	2,388,780
First Eagle Global Fund		42,921	2,342,193
Ivy Asset Strategy Fund		86,981	2,305,864
Natixis Loomis Sayles Global Equity and Income Fund		121,804	2,376,395

Total Open-End Funds (Cost $9,734,795)			9,413,232

SHORT-TERM INVESTMENT - 0.17%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	20,332	20,332

Total Short-Term Investment (Cost $20,332)			20,332

Total Value of Investments (Cost $11,715,335)(a) - 99.63%			$11,634,395

Other Assets Less Liabilities - 0.37%			43,168

Net Assets - 100.00%			$11,677,563

§ Represents 7 day effective yield	*	Non-income producing investment

Summary of Investments
	% of Net
Sector	Assets	Value
Financials	18.85%	$2,200,831
Open-End Funds	80.61%	9,413,232
Short-Term Investment	0.17%	20,332
Other Assets Less Liabilities	0.37%	43,168
Total	100.00%	$11,677,563

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$282,565
Aggregate gross unrealized depreciation			(363,505)

Net unrealized depreciation			$(80,940)
			(Continued)

Rx Premier Managers Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Premier Managers Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Premier Managers Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$2,200,831	$2,200,831	$-	$-
Open-End Funds	9,413,232	9,413,232	-	-
Short-Term Investment	20,332	20,332	-	-
Total	$11,634,395	$11,634,395	$-	$-

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 95.75%
iShares Core S&P 500 ETF		29,927	$6,350,809
iShares Micro-Cap ETF		8,012	622,532
iShares MSCI BRIC ETF		17,023	633,936
iShares MSCI EAFE Growth ETF		25,473	1,797,375
iShares MSCI EAFE Value ETF		11,611	630,361
iShares MSCI Emerging Markets ETF		15,381	626,622
iShares MSCI EMU ETF		16,472	641,749
iShares Russell 1000 Growth ETF		63,424	6,369,038
iShares Russell 1000 Value ETF		24,097	2,531,631
iShares Russell 2000 Growth ETF		4,206	627,325
iShares Russell 2000 Value ETF		27,983	2,850,628
iShares Russell Mid-Cap Growth ETF		43,513	4,262,533
iShares Russell Mid-Cap Value ETF		8,357	632,458
iShares Short Treasury Bond ETF		28,688	3,163,713

Total Exchange-Traded Products (Cost $30,690,817)			31,740,710

SHORT-TERM INVESTMENT - 2.44%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	808,717	808,717

Total Short-Term Investment (Cost $808,717)			808,717

Total Value of Investments (Cost $31,499,534)(a) - 98.19%			$32,549,427

Other Assets Less Liabilities - 1.81%			598,567

Net Assets - 100.00%			$33,147,994

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	95.75%	$31,740,710
Short-Term Investment	2.44%	808,717
Other Assets Less Liabilities	1.81%	598,567
Total	100.00%	$33,147,994

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,049,893
Aggregate gross unrealized depreciation			-

Net unrealized appreciation			$1,049,893
			(Continued)

Rx Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Traditional Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$31,740,710	$31,740,710	$-	$-
Short-Term Investment	808,717	808,717	-	-
Total	$32,549,427	$32,549,427	$-	$-

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 96.90%
Guggenheim Enhanced Short Duration ETF		15,005	$750,700
iShares Agency Bond ETF		13,046	1,493,637
iShares Government/Credit Bond ETF		2,040	235,742
iShares iBoxx $ High Yield Corporate Bond ETF		1,762	161,875
iShares International Treasury Bond ETF		985	91,871
iShares MBS ETF		14,380	1,582,231
iShares Short Treasury Bond ETF		5,645	622,531
iShares TIPS Bond ETF		2,080	237,411
SPDR Barclays Convertible Securities ETF		3,399	162,744
SPDR Barclays Investment Grade Floating Rate ETF		43,992	1,343,076
Vanguard Total Bond Market ETF		15,087	1,253,428

Total Exchange-Traded Products (Cost $7,853,333)			7,935,246

SHORT-TERM INVESTMENT - 2.65%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	217,174	217,174

Total Short-Term Investment (Cost $217,174)			217,174

Total Value of Investments (Cost $8,070,507)(a) - 99.55%			$8,152,420

Other Assets Less Liabilities - 0.45%			36,603

Net Assets - 100.00%			$8,189,023

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	96.90%	$7,935,246
Short-Term Investment	2.65%	217,174
Other Assets Less Liabilities	0.45%	36,603
Total	100.00%	$8,189,023

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$101,272
Aggregate gross unrealized depreciation			(19,359)

Net unrealized appreciation			$81,913

			(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Traditional Fixed Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Traditional Fixed Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$7,935,246	$7,935,246	$-	$-
Short-Term Investment	217,174	217,174	-	-
Total	$8,152,420	$8,152,420	$-	$-

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCT - 4.41%
* iPath US Treasury 10-year Bear ETN		5,710	$116,541

Total Exchange-Traded Product (Cost $119,259)			116,541

OPEN-END FUNDS - 85.14%
Columbia Funds Series Trust I - Columbia High Yield Municipals Fund - Class Z		7,045	76,081
Northern High Yield Tax Exempt Municipal Fund		8,288	73,933
Nuveen All-American Municipal Bond Fund - Class I		39,620	463,548
Nuveen High Yield Municipal Bond Fund - Class I		4,629	80,081
Oppenheimer Rochester AMT-Free Municipals Fund - Class Y		11,158	78,105
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		35,363	465,027
Oppenheimer Rochester National Municipals - Class Y		10,972	78,561
Oppenheimer Rochester Short Term Municipal Fund - Class Y		123,793	465,462
Virtus Tax Exempt Bond Fund		40,881	469,318

Total Open-End Funds (Cost $2,164,734)			2,250,116

SHORT-TERM INVESTMENT - 7.60%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	200,799	200,799

Total Short-Term Investment (Cost $200,799)			200,799

Total Value of Investments (Cost $2,484,792)(a) - 97.15%			$2,567,456

Other Assets Less Liabilities - 2.85%			75,192

Net Assets - 100.00%			$2,642,648

§ Represents 7 day effective yield	* Non-income producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Product	4.41%	$116,541
Open-End Funds	85.14%	2,250,116
Short-Term Investment	7.60%	200,799
Other Assets Less Liabilities	2.85%	75,192
Total	100.00%	$2,642,648

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$85,382
Aggregate gross unrealized depreciation			(2,718)

Net unrealized appreciation			$82,664
			(Continued)

Rx Tax Advantaged Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Tax Advantaged Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Tax Advantaged Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Product	$116,541	$116,541	$-	$-
Open-End Funds	2,250,116	2,250,116	-	-
Short-Term Investment	200,799	200,799	-	-
Total	$2,567,456	$2,567,456	$-	$-

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 99.02%

Consumer Discretionary - 14.87%
*	1-800-Flowers.com, Inc.	40,400	$500,915
*	Dollar Tree, Inc.	4,600	366,528
	Foot Locker, Inc.	14,300	803,231
*	Gentherm, Inc.	5,200	241,540
	Hanesbrands, Inc.	6,400	816,256
	L Brands, Inc.	7,800	716,508
	Lowe's Cos., Inc.	6,600	488,994
*	MarineMax, Inc.	4,900	124,215
	Marriott International, Inc.	13,800	1,146,780
*	Under Armour, Inc.	7,900	608,379
	VF Corp.	3,320	254,511
*	Vipshop Holdings Ltd.	52,000	1,271,400
			7,339,257
Consumer Staples - 9.85%
	Altria Group, Inc.	24,800	1,395,992
	CVS Health Corp.	7,900	820,573
	Pilgrim's Pride Corp.	27,700	759,811
	Reynolds American, Inc.	18,900	1,429,218
	Tyson Foods, Inc.	11,100	458,541
			4,864,135
Energy - 2.16%
	Emerge Energy Services LP	2,900	156,600
	Tallgrass Energy Partners LP	19,000	908,390
			1,064,990
Financials - 9.31%
	American Tower Corp.	6,200	614,668
	Ameris Bancorp	5,800	151,786
	Atlas Financial Holdings, Inc.	6,900	124,062
	Chatham Lodging Trust	5,900	171,218
	Federated National Holding Co.	9,318	269,570
	Gramercy Property Trust, Inc.	23,400	164,970
	HCP, Inc.	30,300	1,283,508
	HDFC Bank Ltd.	3,400	210,834
	ICICI Bank Ltd.	16,300	189,895
*	INTL. FCStone, Inc.	17,900	496,125
	Omega Healthcare Investors, Inc.	10,300	412,618
	Spirit Realty Capital, Inc.	9,900	121,275
	United Insurance Holdings Corp.	15,850	386,898
			4,597,427
Health Care - 19.61%
	Abaxis, Inc.	3,500	213,220
*	ABIOMED, Inc.	3,900	237,081
*	Actavis PLC	4,140	1,206,231
			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - Continued
	Allergan, Inc.	1,100	$256,014
*	ANI Pharmaceuticals, Inc.	2,300	154,928
	Anthem, Inc.	3,400	497,930
*	Edwards Lifesciences Corp.	6,000	798,120
*	Gilead Sciences, Inc.	13,100	1,356,243
*	HCA Holdings, Inc.	15,600	1,116,024
*	Horizon Pharma PLC	12,000	246,360
*	IGI Laboratories, Inc.	33,467	385,540
*	Illumina, Inc.	4,400	860,024
*	Lannett Co., Inc.	12,600	786,240
*	Mallinckrodt PLC	1,800	210,096
	McKesson Corp.	2,175	497,423
	UnitedHealth Group, Inc.	4,300	488,609
*	Zeltiq Aesthetics, Inc.	11,100	370,407
			9,680,490
Industrials - 11.90%
*	Astronics Corp.	5,300	368,668
*	Astronics Corp. - Class B	400	27,800
	Canadian National Railway Co.	4,700	324,958
	Delta Air Lines, Inc.	11,200	498,624
	Douglas Dynamics, Inc.	4,700	105,891
	FreightCar America, Inc.	3,900	122,070
	General Dynamics Corp.	1,800	249,804
	Lockheed Martin Corp.	3,600	720,180
	Macquarie Infrastructure Co. LLC	10,200	801,822
*	Marathon Patent Group, Inc.	10,600	77,804
	Northrop Grumman Corp.	2,000	331,420
	Southwest Airlines Co.	20,500	886,420
*	Spirit Airlines, Inc.	2,700	210,006
	Trinity Industries, Inc.	16,210	544,980
	Union Pacific Corp.	2,200	264,572
*	Willdan Group, Inc.	23,800	336,770
			5,871,789
Information Technology - 28.60%
*	Ambarella, Inc.	9,300	533,727
	Apple, Inc.	10,700	1,374,522
	Avago Technologies Ltd.	9,000	1,148,580
*	Cimpress NV	5,300	442,550
*	Envestnet, Inc.	10,500	565,740
*	Facebook, Inc.	11,500	908,155
*	Fiserv, Inc.	3,400	265,438
	Intel Corp.	31,002	1,030,817

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
*	M/A-COM Technology Solutions Holdings, Inc.	6,700	$225,924
	Methode Electronics, Inc.	18,000	700,020
	Mind CTI Ltd.	25,000	91,250
*	NXP Semiconductors NV	10,600	899,887
	Palo Alto Networks, Inc.	8,300	1,180,426
*	Qualys, Inc.	4,900	225,547
	Skyworks Solutions, Inc.	16,600	1,456,650
*	Super Micro Computer, Inc.	27,900	1,121,022
*	Tower Semiconductor Ltd.	43,300	696,697
*	VASCO Data Security International, Inc.	43,200	1,106,784
*	Vimicro International Corp.	15,172	143,831
			14,117,567
Materials - 2.72%
	Alcoa, Inc.	52,200	772,038
*	Century Aluminum Co.	13,600	257,992
	Sibanye Gold Ltd.	29,400	311,346
			1,341,376

	Total Common Stocks (Cost $43,027,999)		48,877,031

MASTER LIMITED PARTNERSHIP - 0.97%
	Hi-Crush Partners LP	13,100	476,709

	Total Master Limited Partnership (Cost $579,815)		476,709

SHORT-TERM INVESTMENT - 0.48%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	237,776	237,776

	Total Short-Term Investment (Cost $237,776)		237,776

Total Value of Investments (Cost $43,845,590) - 100.47%			$49,591,516

Liabilities in Excess of Other Assets - (0.47)%			(229,859)

Net Assets - 100.00%			$49,361,657

§	Represents 7 day effective yield
*	Non-income producing investment

	The following acronyms are used in this portfolio:
	PLC - Public Limited Company
	NV - Netherlands Security

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	14.87%	$7,339,257
	Consumer Staples	9.85%	4,864,135
	Energy	2.16%	1,064,990
	Financials	9.31%	4,597,427
	Health Care	19.61%	9,680,490
	Industrials	11.90%	5,871,789
	Information Technology	28.60%	14,117,567
	Materials	2.72%	1,341,376
	Master Limited Partnership	0.97%	476,709
	Short-Term Investment	0.48%	237,776
	Liabilities in Excess of Other Assets	-0.47%	(229,859)
	Total	100.00%	$49,361,657

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$6,532,544
Aggregate gross unrealized depreciation				(786,619)

Net unrealized appreciation				$5,745,925

				(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation

The Rx Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2015

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2015:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$48,877,031	$48,877,031	$-	$-
Master Limited Partnership	476,709	476,709	-	-
Short-Term Investment	237,776	237,776	-	-
Total	$49,591,516	$49,591,516	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/D. Jerry Murphey
Date: April 22, 2015	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/D. Jerry Murphey
Date: April 22, 2015	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/Julie M. Koethe
Date: April 21, 2015	Julie M. Koethe Treasurer and Principal Financial Officer RiskX Funds